Deconsolidation of 58 Home - (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 27, 2015
Class of Stock [Line Items]
Investment loss recorded		¥ 17.7	¥ 79.6	¥ 663.2
Ownership percentage acquired	68.80%	68.80%	68.80%
Percentage of preferred shares holding after deconsolidation		3.30%
Minimum [Member]
Class of Stock [Line Items]
Percentage of preferred shares holding after deconsolidation	3.30%
Maximum [Member]
Class of Stock [Line Items]
Percentage of preferred shares holding after deconsolidation		5.00%
Fifty Eight Home Ordinary Shares [Member]
Class of Stock [Line Items]
Ownership percentage acquired	87.90%	87.90%			87.90%
58 Daojia Inc. [Member]
Class of Stock [Line Items]
Percentage of preferred shares holding after deconsolidation		3.30%
Series A Preferred Stock [Member] | 58 Daojia Inc. [Member]
Class of Stock [Line Items]
Ownership percentage acquired	5.00%	5.00%